UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				    	         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:	Axel Capital Management, LLC
							350 Park Avenue
							25th Floor
							New York, NY 10022
					13F File Number: 28-13743

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:		Anna Nikolayevsky
Title:		Managing Member
Phone:		212-935-7111
Signature,		Place,		and Date of Signing:
Anna Nikolayevsky	New York, NY	February 14, 2011
Report Type (Check only one.):
				[X] 13F HOLDINGS REPORT.
				[ ] 13F NOTICE.
				[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total:		31
Form 13F Information Table Value Total:		$150,988

List of Other Included Managers:			NONE



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FORM 13F INFORMATION TABLE

                                                          VALUE   SHRS OR  SHPUTINVESTMENOTHER         VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS CUSIP      (x$1000PRN AMT  PRCALDISCRETIOMANAGER  SOLE SHARED NONE
AMAZON                           COMMON         023135106     7200    40000SH   SOLE              40000
AMERICAN EXPRESS CO              COMMON         025816109     2575    60000SH   SOLE              60000
AMERICAN TOWER CORP              COMMON         029912201     2066    40000SH   SOLE              40000
APPLE INC                        COMMON         037833100     8064    25000SH   SOLE              25000
AUTOMATIC DATA PROCESSING INC    COMMON         053015103     6942   150000SH   SOLE              150000
BOEING CO                        COMMON         097023105      653    10000SH   SOLE              10000
CB RICHARD ELLIS GROUP INC       CL A COMMON    12497T101     5120   250000SH   SOLE              250000
CUMMINS INC                      COMMON         231021106     4950    45000SH   SOLE              45000
DOLLAR TREE INC                  COMMON         256746108     8973   160000SH   SOLE              160000
EATON CORP                       COMMON         278058102     5076    50000SH   SOLE              50000
FAMILY DLR STORES INC            COMMON         307000109     7954   160000SH   SOLE              160000
GENERAL DYNAMICS CORP            COMMON         369550108     2838    40000SH   SOLE              40000
GOOGLE INC                       CL A COMMON    38259P508     8910    15000SH   SOLE              15000
HEINZ H J CO                     COMMON         423074103     3957    80000SH   SOLE              80000
HYATT HOTELS CORP                CL A COMMON    448579102     1830    40000SH   SOLE              40000
ICICI BK LTD                     ADR            45104G104     2532    50000SH   SOLE              50000
JONES LANG LASALLE INC           COMMON         48020Q107     5035    60000SH   SOLE              60000
LULULEMON ATHLETICA INC          COMMON         550021109     3763    55000SH   SOLE              55000
MASTERCARD INC                   CL A COMMON    57636Q104     1120     5000SH   SOLE               5000
MCDONALDS CORP                   COMMON         580135101     7292    95000SH   SOLE              95000
NETFLIX INC                      COMMON         64110L106     6149    35000SH   SOLE              35000
OPENTABLE INC                    COMMON         68372A104     6343    90000SH   SOLE              90000
PACCAR INC                       COMMON         693718108     6594   115000SH   SOLE              115000
RITCHIE BROS AUCTIONEERS         COMMON         767744105     1235    53600SH   SOLE              53600
SBA COMMUNICATIONS CORP          COMMON         78388J106     3685    90000SH   SOLE              90000
STARWOOD HOTELS & RESORTS WRLD   COMMON         85590A401     6686   110000SH   SOLE              110000
UNITED RENTALS INC               COMMON         911363109     4322   190000SH   SOLE              190000
UNITED STATES STL CORP NEW       COMMON         912909108     4674    80000SH   SOLE              80000
VISA INC                         CL A COMMON    92826C839     1267    18000SH   SOLE              18000
VMWARE INC                       CL A COMMON    928563402     5335    60000SH   SOLE              60000
YUM BRANDS INC                   COMMON         988498101     7848   160000SH   SOLE              160000